Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions		Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 2,057		$ 1,573
Long-term debt		81,303		87,336
Current portion of long term debt		10,114	$ 515	1,479
Long-term debt, non current		71,189		85,857
Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt					$ 2,496
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		106		850
Long-term debt		74,891		79,982
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,951		723
Long-term debt		6,412		7,354
2018 [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		2,057
Long-term debt		10,114
Current portion of long term debt		10,114
2018 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		106
Long-term debt		9,821
2018 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,951
Long-term debt		293
2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		7,216
Long-term debt, non current		7,216
2019 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		6,927
2019 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		289
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		10,225
Long-term debt, non current		10,225
2020 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		9,996
2020 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		229
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		6,688
Long-term debt, non current		6,688
2021 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		2,590
2021 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		4,098
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,581
Long-term debt, non current		1,581
2022 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		78
2022 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,503
Later than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		45,479
Long-term debt, non current		45,479
Later than 5 years [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		45,479
Argentina, Pesos [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt				40	100
Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 106		$ 644
Interest rate		22.40%	22.40%	31.98%
Argentina, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt				$ 40
Interest rate				27.84%
Argentina, Pesos [member] | 2018 [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 106
Interest rate		22.40%	22.40%
United States of America, Dollars [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt				$ 206
Interest rate				3.40%
United States of America, Dollars [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 48,043		$ 61,703
Interest rate		4.09%	4.09%	3.78%
United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 4,032		$ 4,218
Interest rate		2.12%	2.12%	1.60%
United States of America, Dollars [member] | 2018 [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 8,774
Interest rate		2.38%	2.38%
United States of America, Dollars [member] | 2020 [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 9,844
Interest rate		4.63%	4.63%
United States of America, Dollars [member] | 2021 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 4,032
Interest rate		2.12%	2.12%
United States of America, Dollars [member] | Later than 5 years [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 29,425
Interest rate		4.43%	4.43%
Colombia, Pesos [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt					246
Colombia, Pesos [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 728		$ 758
Interest rate		9.63%	9.63%	9.63%
Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,951		$ 723
Interest rate		7.28%	7.28%	9.14%
Colombia, Pesos [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[1]			$ 1,206
Interest rate				10.47%
Colombia, Pesos [member] | 2018 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 728
Interest rate		9.63%	9.63%
Colombia, Pesos [member] | 2018 [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 1,951
Interest rate		7.28%	7.28%
Brazil, Brazil Real [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt				$ 636	$ 177
Brazil, Brazil Real [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long term debt				10
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 934		$ 508
Interest rate		5.78%	5.78%	5.06%
Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[2]	$ 6,707		$ 7,022
Interest rate		0.38%	0.38%	0.38%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 869		$ 1,864
Interest rate		8.50%	8.50%	5.49%
Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 15		$ 26
Interest rate		0.44%	0.44%	0.44%
Brazil, Brazil Real [member] | 2018 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 319
Interest rate		5.78%	5.78%
Brazil, Brazil Real [member] | 2018 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 283
Interest rate		8.50%	8.50%
Brazil, Brazil Real [member] | 2018 [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 10
Interest rate		0.44%	0.44%
Brazil, Brazil Real [member] | 2019 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 220
Interest rate		5.78%	5.78%
Brazil, Brazil Real [member] | 2019 [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[2]	$ 6,707
Interest rate		0.38%	0.38%
Brazil, Brazil Real [member] | 2019 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 284
Interest rate		8.50%	8.50%
Brazil, Brazil Real [member] | 2019 [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 5
Interest rate		0.44%	0.44%
Brazil, Brazil Real [member] | 2020 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 152
Interest rate		5.78%	5.78%
Brazil, Brazil Real [member] | 2020 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 229
Interest rate		8.50%	8.50%
Brazil, Brazil Real [member] | 2021 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 92
Interest rate		5.78%	5.78%
Brazil, Brazil Real [member] | 2021 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 66
Interest rate		8.50%	8.50%
Brazil, Brazil Real [member] | 2022 [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 78
Interest rate		5.78%	5.78%
Brazil, Brazil Real [member] | 2022 [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 7
Interest rate		8.50%	8.50%
Brazil, Brazil Real [member] | Later than 5 years [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 73
Interest rate		5.78%	5.78%
Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 18,479		$ 9,991
Interest rate		6.95%	6.95%	6.16%
Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,496
Interest rate		7.70%	7.70%
Mexico, Pesos [member] | 2021 [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 2,498
Interest rate		8.27%	8.27%
Mexico, Pesos [member] | 2022 [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,496
Interest rate		7.70%	7.70%
Mexico, Pesos [member] | Later than 5 years [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 15,981
Interest rate		6.74%	6.74%
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		$ 2,056
Long-term debt		83,811
Long-term debt, non current		83,811
At fair value [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		107
Long-term debt		77,101
At fair value [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,949
Long-term debt		6,710
At fair value [member] | Argentina, Pesos [member] | Fixed interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		107
At fair value [member] | United States of America, Dollars [member] | Fixed interest rate [member] | Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		51,938
At fair value [member] | United States of America, Dollars [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		4,313
At fair value [member] | Colombia, Pesos [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		741
At fair value [member] | Colombia, Pesos [member] | Floating interest rate [member] | Short term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt		1,949
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		957
At fair value [member] | Brazil, Brazil Real [member] | Fixed interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	[2]	6,430
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		883
At fair value [member] | Brazil, Brazil Real [member] | Floating interest rate [member] | Long term notes payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		14
At fair value [member] | Mexico, Pesos [member] | Fixed interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		17,035
At fair value [member] | Mexico, Pesos [member] | Floating interest rate [member] | Long term borrowings senior notes [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,500

[1]	During 2017 a long term variable bank loan was refinanced for a 1-year term, therefore it was reclassified as short term variable bank loan.
[2]	Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.